INCOME TAXES, Reconciliation of Tax Provision (Benefit), Intermex Holdings, Inc. and Subsidiaries (Details) - USD ($)		1 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Feb. 01, 2017	Jan. 31, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Income Tax Expense (Benefit) [Abstract]
(Loss) income before income taxes			$ (2,187)			$ 251,374	$ (1,621)
US statutory tax rate						34.00%
Total tax provision (benefit)			$ 0			$ (436,721)	0
Intermex Holdings, Inc. and Subsidiaries [Member]
Reconciliation of Income Tax Expense (Benefit) [Abstract]
(Loss) income before income taxes				$ (9,639,051)
US statutory tax rate				34.00%
Income tax (benefit) expense at statutory rate				$ (3,277,277)
State tax expense (benefit), net of federal				(182,027)
Foreign tax rates different from US statutory rate				94,688
Non-deductible expenses				3,309,549
Change in tax rate				604,153
Other				(14,684)
Total tax provision (benefit)	$ 534,402			$ 534,402
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member]
Reconciliation of Income Tax Expense (Benefit) [Abstract]
(Loss) income before income taxes		$ (5,521,794)					$ 13,483,681	$ 9,949,467
US statutory tax rate		34.00%					34.00%	34.00%
Income tax (benefit) expense at statutory rate		$ (1,877,410)					$ 4,584,452	$ 3,382,819
State tax expense (benefit), net of federal		(278,657)					574,478	338,818
Foreign tax rates different from US statutory rate		(45,631)					124,107	50,267
Non-deductible expenses		409					(58,494)	6,772
Change in tax rate		0					(1,070,363)	405,866
Other		(2,084)					(70,525)	7,101
Total tax provision (benefit)		$ (2,203,373)					4,083,655	4,191,643	$ (12,969,232)
Income tax expense (benefit)							$ (1,070,363)	$ 405,866
Intermex Holdings, Inc. and Subsidiaries [Member] | Plan [Member]
Reconciliation of Income Tax Expense (Benefit) [Abstract]
US statutory tax rate					21.00%